UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21121

Investment Company Act File Number

Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Growth Portfolio

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 2.0%
Raytheon Co.	39,441	$6,014,753

		$6,014,753

Air Freight & Logistics — 1.3%
FedEx Corp.	20,344	$3,970,132

		$3,970,132

Auto Components — 1.3%
Delphi Automotive PLC	50,142	$4,035,930

		$4,035,930

Automobiles — 0.5%
Tesla, Inc.(1)(2)	5,020	$1,397,066

		$1,397,066

Banks — 2.0%
JPMorgan Chase & Co.	37,399	$3,285,128
Wells Fargo & Co.	53,115	2,956,381

		$6,241,509

Beverages — 2.0%
Constellation Brands, Inc., Class A	23,342	$3,783,038
PepsiCo, Inc.	22,248	2,488,661

		$6,271,699

Biotechnology — 8.9%
Alexion Pharmaceuticals, Inc.(1)	46,849	$5,679,973
Biogen, Inc.(1)	13,395	3,662,461
Bioverativ, Inc.(1)	41,500	2,260,090
Celgene Corp.(1)	85,370	10,622,589
Incyte Corp.(1)	24,505	3,275,583
Vertex Pharmaceuticals, Inc.(1)	17,093	1,869,120

		$27,369,816

Building Products — 1.0%
Johnson Controls International PLC	73,601	$3,100,074

		$3,100,074

Capital Markets — 2.5%
CBOE Holdings, Inc.	22,355	$1,812,320
Charles Schwab Corp. (The)	100,479	4,100,548
S&P Global, Inc.	14,243	1,862,130

		$7,774,998

Chemicals — 3.1%
Ecolab, Inc.	49,841	$6,247,071
Monsanto Co.	27,696	3,135,187

		$9,382,258

Communications Equipment — 0.8%
Palo Alto Networks, Inc.(1)(2)	20,519	$2,312,081

		$2,312,081

Security	Shares	Value
Distributors — 1.5%
LKQ Corp.(1)	159,976	$4,682,498

		$4,682,498

Energy Equipment & Services — 1.1%
Halliburton Co.	70,082	$3,448,735

		$3,448,735

Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	39,228	$6,578,143

		$6,578,143

Food Products — 3.5%
Blue Buffalo Pet Products, Inc.(1)	188,224	$4,329,152
Pinnacle Foods, Inc.	109,098	6,313,501

		$10,642,653

Health Care Equipment & Supplies — 2.0%
Danaher Corp.	35,954	$3,075,145
Hologic, Inc.(1)	75,403	3,208,398

		$6,283,543

Hotels, Restaurants & Leisure — 1.4%
Starbucks Corp.	72,776	$4,249,391

		$4,249,391

Household Durables — 1.7%
Newell Brands, Inc.	111,658	$5,266,908

		$5,266,908

Internet & Direct Marketing Retail — 6.5%
Amazon.com, Inc.(1)	20,521	$18,192,687
Priceline Group, Inc. (The)(1)	914	1,626,893

		$19,819,580

Internet Software & Services — 14.8%
Alphabet, Inc., Class A(1)	12,048	$10,214,294
Alphabet, Inc., Class C(1)	14,357	11,909,993
Facebook, Inc., Class A(1)	119,143	16,924,263
GoDaddy, Inc., Class A(1)(2)	132,401	5,017,998
GrubHub, Inc.(1)(2)	45,086	1,482,879

		$45,549,427

IT Services — 3.7%
Visa, Inc., Class A(2)	126,251	$11,219,926

		$11,219,926

Machinery — 1.7%
Dover Corp.	66,121	$5,312,822

		$5,312,822

Media — 2.5%
Time Warner, Inc.	15,633	$1,527,501
Walt Disney Co. (The)	54,175	6,142,903

		$7,670,404

Oil, Gas & Consumable Fuels — 1.6%
Anadarko Petroleum Corp.	34,575	$2,143,650
EOG Resources, Inc.	13,779	1,344,141
Range Resources Corp.	53,666	1,561,681

		$5,049,472

Security	Shares	Value
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	16,734	$1,418,876

		$1,418,876

Pharmaceuticals — 6.2%
Allergan PLC	26,390	$6,305,099
Eli Lilly & Co.	38,788	3,262,458
Johnson & Johnson	25,267	3,147,005
Zoetis, Inc.	116,273	6,205,490

		$18,920,052

Road & Rail — 3.1%
Norfolk Southern Corp.	53,972	$6,043,245
Union Pacific Corp.	33,181	3,514,531

		$9,557,776

Semiconductors & Semiconductor Equipment — 3.6%
Broadcom, Ltd.	34,361	$7,523,684
Texas Instruments, Inc.	45,632	3,676,114

		$11,199,798

Software — 9.5%
Adobe Systems, Inc.(1)	41,269	$5,370,335
Ellie Mae, Inc.(1)(2)	26,266	2,633,692
FireEye, Inc.(1)(2)	144,917	1,827,403
Intuit, Inc.	25,030	2,903,230
Microsoft Corp.	99,437	6,548,921
Proofpoint, Inc.(1)	29,160	2,168,337
salesforce.com, inc.(1)	93,243	7,691,615

		$29,143,533

Specialty Retail — 3.6%
Advance Auto Parts, Inc.	19,732	$2,925,466
Burlington Stores, Inc.(1)	21,361	2,078,212
Home Depot, Inc. (The)	27,130	3,983,498
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	6,744	1,923,591

		$10,910,767

Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	63,058	$9,058,912

		$9,058,912

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	52,353	$2,917,633

		$2,917,633

Total Common Stocks (identified cost $198,851,057)		$306,771,165

Short-Term Investments — 2.3%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 1.01%(3)	612,979	$613,102
State Street Navigator Securities Lending Government Money Market Portfolio(4)	6,362,504	6,362,504

Total Short-Term Investments (identified cost $6,975,606)		$6,975,606

Value
Total Investments — 102.2% (identified cost $205,826,663)	$313,746,771

Other Assets, Less Liabilities — (2.2)%	$(6,640,346)

Net Assets — 100.0%	$307,106,425

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at March 31, 2017. The aggregate market value of securities on loan at March 31, 2017 was $21,774,987 and the total market value of the collateral received by the Portfolio was $22,247,483, including cash collateral of $6,362,504 and non-cash U.S. Government securities collateral of $15,884,979.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2017 was $5,050.

(4)	Represents investment of cash collateral received in connection with securities lending.

The Portfolio did not have any open financial instruments at March 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$206,008,435

Gross unrealized appreciation	$110,390,188
Gross unrealized depreciation	(2,651,852)

Net unrealized appreciation	$107,738,336

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$306,771,165	*	$—	$—	$306,771,165
Short-Term Investments	6,362,504		613,102	—	6,975,606
Total Investments	$313,133,669		$613,102	$—	$313,746,771

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Growth Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 23, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2017